May 4, 2020

EDGAR

Securities and Exchange Commission
Washington  20549

Re:     Woodmen of the World Life Insurance Society

WoodmenLife Variable Annuity Account
Post-Effective Amendment No. 21 to Form N-4 (File No. 333-101231) and No. 22 to Form N-4 (File No. 811- 21254)

Ladies and Gentlemen:

On behalf of Woodmen of the World Life Insurance Society (the "Company") and the WoodmenLife Variable Annuity Account (the "Separate Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the Prospectus and the Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have materially differed from that contained in the above-referenced post-effective amendment (the "Amendment") to the registration statement on Form N-4 for the Separate Account.  That Amendment was filed electronically with the Commission on April 27, 2020.

If you have any questions or comments regarding this filing, please call the undersigned at 402-271-7889.

Very truly yours,

_/s/ Nicholas C. Olari___________________

Nicholas C. Olari

Director and Associate General Counsel